SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation. The accompanying Condensed Consolidated Financial Statements include the accounts of AdvancePierre Foods Holdings, Inc. and its subsidiaries. All intercompany transactions have been eliminated.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates include estimates of fair values for inventory, goodwill, other intangible assets, other long-lived assets and liabilities under the tax receivable agreement, in addition to accounting estimates of sales discounts and promotional allowances, sales-in-transit, self-insurance reserves, fair value of restricted shares and useful lives assigned to intangible assets, property, plant and equipment. Actual results could differ from those estimates.

New Accounting Pronouncements.

Pronouncements adopted by the Company.

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” The new guidance changed the presentation of debt issuance costs in financial statements. Under the ASU, an entity is now required to present such costs in the balance sheet as a direct deduction from the related debt rather than as an asset. Amortization of the debt issuance costs continues to be reported as interest expense. The updated guidance was effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. We adopted the guidance in the first quarter of 2016. The impact resulted in reductions of long-term assets and long-term debt of $9,915 and $11,557 as of October 1, 2016 and January 2, 2016, respectively.

Pronouncements under consideration by the Company.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The new guidance requires the recognition of the tax consequences of intercompany asset transfers other than inventory when the transfer occurs. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period and will require a modified retrospective adoption. We are in the process of evaluating this guidance.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments.” The new guidance was issued to reduce diversity in practice with respect to the presentation and classification of certain cash receipts and payments in the statement of cash flows under Topic 230, Statement of Cash Flows, and other Topics. The update addresses eight specific cash flow issues, including presentation of certain debt issuance costs, proceeds from settlement of insurance claims and contingent consideration entered into in connection with acquisitions. The amendments are effective for us in fiscal years beginning after December 15, 2017, and interim periods within those fiscal years and will require retrospective adoption for all periods presented. An entity that elects early adoption must adopt all of the amendments in the same period. We are in the process of evaluating this guidance.

In March 2016, the FASB issued ASU No. 2016-09, “Improvements to Employee Share-Based Payment Accounting.” The new guidance simplifies the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liability, and classification on the statement of cash flows. The updated guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted for all entities in any interim or annual period. An entity that elects early adoption must adopt all of the amendments in the same period. We are in the process of evaluating this guidance.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).” The new guidance will require lessees to recognize the assets and liabilities that arise from leases in the balance sheet, including operating leases. The updated guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those annual periods. Early adoption is permitted. We are in the process of evaluating this guidance.

In July 2015, the FASB issued ASU No. 2015-11, “Simplifying the Measurement of Inventory,” which requires entities to measure most inventory “at the lower of cost and net realizable value,” thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. The ASU will not apply to inventories that are measured by using either the last-in, first-out (LIFO) method or the retail inventory method (RIM). The updated guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted. We are in the process of evaluating this guidance.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers.” ASU No. 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. During 2016, the FASB issued additional ASUs to clarify certain aspects of ASU No. 2014-09. We are currently assessing the impact that adopting the new revenue guidance will have on our consolidated financial statements and footnote disclosures. ASU No. 2014-09, as amended, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation. The accompanying consolidated financial statements include the Company and its subsidiaries. All intercompany transactions have been eliminated.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates include estimates of fair values for inventory, goodwill, other intangible assets and other long-lived assets, in addition to accounting estimates of sales discounts and promotional allowances, sales-in-transit, self-insurance reserves, fair value of restricted shares and useful lives assigned to intangible assets and property, plant and equipment. Actual results could differ from those estimates.

Fiscal Year. The Company operates on a 52-week or 53-week fiscal year ending on the Saturday closest to December 31. The fiscal year ended January 2, 2016 (“fiscal 2015”) and December 28, 2013 (“fiscal 2013”) were 52-week fiscal periods. The fiscal year ended January 3, 2015 (“fiscal 2014”) was a 53-week fiscal period. The fiscal year ending December 31, 2016 (“fiscal 2016”) will be a 52-week fiscal period.

Cash and Cash Equivalents. For financial statement presentation purposes, the Company presents book overdrafts, principally outstanding checks in excess of cash on hand in accounts with the same financial institution and with a legal right of offset, as book overdrafts. The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At January 2, 2016 and January 3, 2015, the Cash and cash equivalent balance included book overdrafts of $4,588 and $3,334, respectively. At both January 2, 2016 and January 3, 2015 the Company had no cash equivalents.

Cash in domestic bank accounts is insured by the Federal Deposit Insurance Corporation (“FDIC”). From time to time the Company deposits cash in interest-bearing domestic bank accounts that may not be fully insured by the FDIC.

Accounts Receivable. Allowances for doubtful accounts are maintained against accounts receivable for estimated losses resulting from the inability of customers to make required payments. These allowances are based on both recent trends of certain customers estimated to be a greater credit risk as well as general trends of the entire customer pool. Accounts are written off against the allowance when it becomes evident collection will not occur.

Concentration of Credit Risk and Significant Customers. Trade accounts receivable potentially subject the Company to concentrations of credit risk. The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company encounters a certain amount of credit risk as a result of a concentration of receivables among a few significant customers. Aggregate sales to the Company’s two largest customers, which operate in the Foodservice segment, represented approximately 13.6% and 12.0% of net sales in fiscal 2015, 12.9% and 12.2% of net sales in fiscal 2014, and 13.1% and 11.8% of net sales in fiscal 2013. If the Company should lose either of the above mentioned customers, it would have a material adverse effect on the Company’s results. Accounts receivable included $13,520 and $25,087 from these two customers as of January 2, 2016 and January 3, 2015, respectively.

Inventories. Inventories are stated at the lower of cost (first-in, first-out) or market. Cost for inventory is composed of purchase price of raw materials plus conversion costs. The Company records reserves to reduce the carrying values of inventories to expected realizable value after considering expected disposition of the inventory, and if applicable, expected sales price and incremental costs to sell.

Property, Plant and Equipment. Property, plant and equipment are stated at cost. Expenditures for maintenance and repairs which do not significantly extend the useful lives of assets are charged to operations whereas additions and betterments, including interest costs incurred during construction, which was not material for the fiscal years presented, are capitalized.

Depreciation of property, plant and equipment is provided over the estimated useful lives of the respective assets on the straight-line basis. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the terms of the respective leases. Property under capital leases is amortized over the terms of the respective leases. When property, plant and equipment are retired or sold, the cost and related accumulated depreciation are removed from the accounts with any gain or loss recognized in Other expense, net.

In accordance with ASC 360, “Property, Plant and Equipment,” (“ASC 360”) when changes in circumstances indicate that carrying amounts may not be recoverable, the Company evaluates the recoverability of property, plant, and equipment not held for sale by comparing the carrying amount of the asset or group of assets against the estimated undiscounted future cash flows expected to result from the use of the asset or group of assets and their eventual disposition. If the undiscounted future cash flows are less than the carrying value of the asset or group of assets being evaluated, an impairment loss is recorded. The loss is measured as the difference between the fair value and carrying value of the asset or group of assets being evaluated. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less cost to sell. The estimated fair value is based on the best information available under the circumstances, including prices for similar assets or the results of valuation techniques, including the present value of expected future cash flows using a discount rate commensurate with the risks involved.

Capitalized Internal-use Software Costs. Capitalized costs include external consulting fees and payroll and payroll-related costs for employees in the Company’s information technology groups who are directly associated with, and who devote time to, the Company’s internal-use software projects during the application development stage. Capitalization begins when the planning stage is complete and the Company commits resources to the software project. Amortization of the asset commences when the software is complete and placed in service. The Company amortizes completed internal-use software over the estimated useful lives of the internal-use computer software on a straight-line basis.

Goodwill and Other Intangibles. Other intangibles include recipes, customer relationships, non-competition agreements, licensing agreements, water and sewer usage permits and certain trade names and trademarks.

In accordance with ASC 350, “Intangibles—Goodwill and Other,” (“ASC 350”) the Company is required to test recorded goodwill and intangibles with indefinite lives for impairment at least annually. The Company tests annually for impairment at the end of the third quarter; however, these tests are performed more frequently when events or changes in circumstances indicate the carrying amount may not be recoverable. Indicators of impairment are reviewed on a quarterly basis to determine if an impairment test is deemed necessary. Goodwill is tested annually for impairment using a two-step process. The first step consists of comparing the fair value of the Company’s reporting units to their respective carrying value. If the fair value exceeds the carrying value, the second step is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine the amount, if any, of impairment loss to recognize. The second step compares the implied fair value of goodwill to its carrying value. If the carrying amount of goodwill exceeds its fair value, an impairment loss is recognized in the amount equal to the excess. The Company’s annual goodwill impairment analysis, which was completed as of October 3, 2015, September 27, 2014 and September 28, 2013 did not result in an impairment charge.

Indefinite lived intangible assets other than goodwill are evaluated annually, or more frequently when events or changes in circumstances indicate the carrying amount may not be recoverable, for impairment. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The fair values of trademarks and trade names are determined using a royalty rate method based on expected revenues by trademark or trade name. The Company’s annual evaluations of indefinite-lived intangibles did not indicate impairment in either fiscal 2015 or fiscal 2014. The Company has evaluated the useful life of its indefinite-lived asset and has concluded that it continues to meet such criteria.

During the third quarter of fiscal 2013, the remaining useful life of one of the Company’s trade names was evaluated to determine whether events and circumstances continue to support an indefinite useful life. It was determined that an indefinite life was no longer appropriate. This conclusion was based on our expectations of the trade name’s contributions to our future cash flows considering factors such as current long-term market outlook, plans for ongoing trade name support and promotion, and strength of the trade name. The Company expects the remaining useful life of this trade name to be fifteen years. Accordingly, the Company began amortizing this trade name beginning in September 2013. The change from an indefinite life to a fifteen year useful life constituted a triggering event under ASC 350. The Company tested this trade name for impairment as of September 2013 based on financial forecasts and the expected useful life of fifteen years. Per the results of this valuation analysis, the carrying value of the trade name exceeded its fair value by $5,497 and accordingly, the Company recorded this amount as Impairment charges in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) (“consolidated statements of operations”).

No indicators of impairment were noted from the date of the tests to the respective fiscal year-ends that would have required management to test goodwill and indefinite lived intangible assets for impairment again.

In addition, all other intangible assets with finite lives are reviewed for impairment in accordance with ASC 360. The Company’s amortizable intangible assets are amortized using straight-line and accelerated amortization methods in order to allocate expected benefits derived from the assets over the estimated useful lives of such assets. During the fiscal years ended January 2, 2016, January 3, 2015 and December 28, 2013, the Company’s management noted no changes in circumstances that would have indicated carrying amounts of amortizable assets may not be recoverable. Accordingly, no impairment was recorded during the respective fiscal years.

Deferred Loan Origination Fees. Deferred loan origination fees associated with the Company’s revolving credit facility and long-term debt are amortized based on the term of the respective loan agreements. All amortization expense related to deferred loan origination fees is included in interest expense. In connection with refinancing transactions, the Company evaluates debt on a creditor by creditor basis to assess whether the refinancing transaction results in a modification or an extinguishment with the issuance of new debt. Existing deferred loan origination fees are expensed or carried over and fees associated with the refinancing transaction are expensed or capitalized as appropriate under ASC 470, “Modifications and Extinguishments” (“ASC 470”).

Revenue Recognition. The Company records revenues from sales of its food products at the time title transfers. Standard shipping terms for domestic customers are FOB destination point. Based on these terms, title passes at the time the product is delivered to the customer. For the majority of the Company’s international customers, shipping terms are FOB shipping point. Based on these terms, title passes at the time the product departs from the Company’s plant or warehouse. Revenue is recognized as the net amount to be received by the Company after deductions for estimated discounts, product returns, and other allowances. These estimates are based on historical trends and expected future payments (see also Advertising and Promotions below).

Cost of Goods Sold. The Company’s cost of goods sold includes the following: raw material costs, manufacturing labor, manufacturing overhead including depreciation expense, manufacturing warehousing costs and shipping and handling costs related to the movement of finished goods from manufacturing locations to sales distribution centers and to customers.

Advertising and Promotions. The Company expenses advertising costs as incurred. These costs are included in Selling, general and administrative expenses. Advertising expense for fiscal 2015, fiscal 2014 and fiscal 2013 was $1,523, $986 and $1,760 respectively. Promotional expenses associated with rebates, marketing promotions, and special pricing arrangements are recorded as a reduction of net sales at the time the sale is recorded. Certain of these expenses are estimated based on historical trends, expected future payments to be made under these programs and expected future customer deductions to be taken under these programs. The Company believes the estimates recorded in the consolidated financial statements are reasonable estimates of the liability under these programs.

USDA Commodity Program. The Company participates in the USDA Commodity Reprocessing Program (the “USDA Commodity Program”) which provides food and nutrition assistance to schools. Under the provisions of the USDA Commodity Program, the Company receives government donated raw materials and processes them into finished food products for sale to schools. The USDA Commodity Program provides that, among other things, the Company bears the risk of loss, spoilage or obsolescence associated with donated food materials and finished goods produced using donated food. Obligations under the USDA Commodity Program and the related inventory are recorded at the USDA stipulated value of the donated commodity raw materials at the date the Company takes possession of the raw materials. Upon delivery of finished product to qualifying school customers, the inventory and associated liability are reduced and netted. As a result, revenues and cost of goods sold related to sales under the USDA Commodity Program are recorded exclusive of the value of the donated raw material product.

Stock-Based Compensation. The Company’s compensation structure includes a stock-based incentive program that allows for the issuance of stock options, performance stock and restricted stock. Only the program for restricted stock is currently utilized. The Company records compensation expense related to stock-based compensation in accordance with ASC 718, “Compensation—Stock Compensation.” See Note 16.

Research and Development. The Company expenses research and development costs, consisting of employee costs, supplies, travel, and production costs associated with product testing, as incurred. These costs are included in Selling, general and administrative expenses. Research and development expense for fiscal 2015, fiscal 2014 and fiscal 2013 was $6,551, $5,991 and $4,714 respectively.

Distribution Expenses. The Company expenses distribution costs as incurred. These costs include warehousing, fulfillment and freight costs.

Self-Insurance. The Company is self-insured for certain employee medical benefits and workers’ compensation benefits. The Company maintains stop-loss coverage in order to limit its exposure to any significant level of employee medical and workers’ compensation claims. Self-insurance expenses are accrued based on estimates of the aggregate liability for uninsured claims incurred using historical claims experience.

Income Taxes. The provision for income taxes is determined using the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. The Company records a valuation allowance to reduce its deferred tax assets to an amount that is more likely than not to be realized. The Company follows accounting guidance related to accounting for uncertainty in income taxes to record uncertainties and judgments in the application of complex tax regulations (refer to Note 10 for more information).

Fair Value Accounting. The Company accounts for derivative financial instruments at fair value, as required by ASC 820 “Fair Value Measurement” (“ASC 820”). The Company has elected not to adopt fair value accounting for any assets or liabilities that are not required to be reported at fair value.

Derivative Financial Instruments. The Company holds derivative financial instruments from time to time including diesel fuel swap agreements, natural gas swap agreements, and forward foreign currency exchange contracts. The Company does not hold or issue derivative financial instruments for trading purposes. Changes in the fair value of derivative financial instruments that are effective as hedges are recorded in other comprehensive income (“OCI”). Deferred gains or losses are reclassified from OCI to the consolidated statements of operations in the same period as the gains or losses from the underlying transactions, including contract terminations, are recorded and are generally recognized in earnings. Changes in fair value that do not qualify for hedge accounting are immediately recognized in earnings.

Contingent Consideration. The Company has a liability associated with contingent consideration for the earn out payments related to a business acquisition as discussed in Note 3. The fair value of the contingent consideration is measured on a quarterly basis with any changes recognized in earnings in accordance with ASC 805 “Business Combinations” (“ASC 805”). The Company is required to make payments under the acquisition agreement based on the achievement of contractual minimum volumes. The Company has determined the fair value based on its assessment is highly likely that these minimum volumes will be achieved and accordingly has recorded the liability based on the net present value of the maximum payment amount stipulated in the contract.

Liquidity and Capital Resources. As discussed in Note 24, subsequent to January 2, 2016, the Company completed a refinancing of its first lien term loan, second lien term and revolving line of credit facility. Prior to the refinancing, the Company was assessing its liquidity and capital resources as discussed in the following paragraphs.

As of January 2, 2016, the Company had $897,250 and $375,000 in principal outstanding under its first lien term loan and second lien term loan, respectively, which mature on July 10, 2017 and October 10, 2017, respectively, and an additional $125,443 available for borrowing under its $175,000 revolving credit facility which matures on January 10, 2017. As discussed in Note 9, the Company’s term loans and revolving credit facility contain a number of non-financial covenants imposing significant restrictions on the Company’s business, including certain limitations on incurrence of additional indebtedness, investments, sales of assets and payments to the Company’s stockholders. The Company’s term loans and revolving credit facility also require mandatory prepayments under certain circumstances.

The Company is actively negotiating a new first lien term loan which it will also use to repay its second lien term loan. In addition, the Company is actively negotiating a new extended revolving credit facility. The Company will consider opportunities to refinance or otherwise reduce its indebtedness on favorable terms. Any further potential reduction of indebtedness or refinancing could require significant use of the Company’s liquidity and capital resources.

The Company does not have sufficient capital resources in place currently to repay its term loans when they mature, and is in negotiations to refinance these obligations as well as its revolving credit facility before they come due. The Company believes that it will generate cash flows from operating activities to provide it with sufficient liquidity and capital resources to meet its current and future financial obligations, including its scheduled principal and interest payments, as well as to provide funds for working capital, capital expenditures, and other needs into the second quarter of 2017. While the Company believes it will be able to refinance its revolving credit facility, first lien term loan and second lien term loan, there can be no assurances that it can do so or whether it can do so on terms that would be favorable. If the Company is unable to renew its revolving credit facility or refinance its first and second lien term loans prior to maturity, it would have a material adverse impact on the business and financial condition of the Company.

New Accounting Pronouncements.

Pronouncements adopted by the Company.

In November 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-17, “Balance Sheet Classification of Deferred Taxes”. The new guidance eliminates the requirement to separate deferred income tax liabilities and assets into current and non-current amounts. The amendments will require that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position. The updated guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those annual periods. Early adoption is permitted, and the amendments may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company adopted the guidance retrospectively in fiscal 2015 in order to simplify the classification of deferred taxes into non-current amounts. At January 3, 2015, the Company had a current deferred tax liability of $167 that was reclassified as non-current. At December 28, 2013, we had a current deferred tax asset of $624 that was reclassified as non-current. See Note 10.

In September 2015, the FASB issued ASU No. 2015-16, “Simplifying the Accounting for Measurement-Period Adjustments”. The new guidance eliminates the requirement to retrospectively account for adjustments to provisional amounts recognized in a business combination. Under the ASU, the adjustments to the provisional amounts will be recognized in the reporting period in which the adjustment amounts are determined. The updated guidance will be effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. Early adoption is permitted, and the ASU should be applied prospectively. The Company has adopted this guidance and determined there was no impact on fiscal 2015.

In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs”. The new guidance changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs will continue to be reported as interest expense. The updated guidance will be effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted for all entities for financial statements that have not been previously issued. The Company adopted the guidance in the first quarter of 2016. This adoption resulted in reductions of deferred loan origination fees and long-term debt, net of current maturities of $11,072 and $17,695 as of January 2, 2016 and January 3, 2015, respectively.

Pronouncements under consideration by the Company.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The new guidance will require lessees to recognize the assets and liabilities that arise from leases in the balance sheet, including operating leases. The updated guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of evaluating this guidance.

In July 2015, the FASB issued ASU No. 2015-11, “Simplifying the Measurement of Inventory”, which requires entities to measure most inventory “at the lower of cost and net realizable value,” thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. The ASU will not apply to inventories that are measured by using either the last-in, first-out (LIFO) method or the retail inventory method (RIM). The updated guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted. The Company is in the process of evaluating this guidance.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers.” ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnote disclosures. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted.